EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY.
EQUITY

27.EQUITY

Ordinary Shares have a par value of €0.01. The number of authorized shares as of December 31, 2025 amounts to 66,723,559 shares and the number of outstanding shares as of December 31, 2025 amounts to 43,062,427, unchanged from December 31, 2024. The total share capital amounts to €431 thousand. The number of issued shares as of December 31, 2025 amounts to 44,135,963, including 1,073,536 shares that were issued to SCHMID Avaco Korea Co. Ltd. under an agreement but were not registered with the SEC and therefore not included in the outstanding shares. Since the shares were not registered by January 31, 2026, as provided for in the agreement, the share transaction was canceled in 2026.

The capital reserves amount to €114,980 thousand.

Other reserves comprise loss carried forward, net profit/loss for the year, remeasurement of defined benefit obligation and currency translation differences.

Non-controlling interest contains the equity, profit/loss carried forward and currency translation differences relating to the minority shareholders of SCHMID.